Machinery, equipment and improvements on leased assets - net	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Machinery Equipment and Improvements on Leased Assets - Net
7.
Machinery, equipment and improvements on leased assets - net

As of December 31, 2021, 2022 and 2023, the machinery, equipment and improvements on leased assets are comprised as follows:

	Balance as of January 1, 2021		Additions		Disposals		Currency translation effect		Balance as of December 31, 2021
Investment:
Machinery and equipment	Ps.	3,341,641	Ps.	978,160	Ps.	(63,035)	Ps.	31,600	Ps.	4,288,366
Office furniture and equipment		368,966		53,795		(49,003)		887		374,645
Computer equipment		1,079,601		405,069		(66,536)		8,607		1,426,741
Transportation equipment		103,801		16,717		(8,161)		603		112,960
Communication equipment		29,694		29,511		(1,000)		—		58,205
Improvements on leased assets		57,954		59,829		—		—		117,783
Total investment		4,981,657		1,543,081		(187,735)		41,697		6,378,700
Accumulated depreciation:
Machinery and equipment		(1,738,876)		(341,394)		52,447		(25,960)		(2,053,783)
Office furniture and equipment		(180,199)		(27,370)		14,549		(1,575)		(194,595)
Computer equipment		(814,964)		(136,602)		49,043		(7,233)		(909,756)
Transportation equipment		(57,809)		(19,127)		3,380		(785)		(74,341)
Communication equipment		(19,647)		(2,269)		610		—		(21,306)
Improvements on leased assets		(23,930)		(6,769)		—		—		(30,699)
Total accumulated depreciation		(2,835,425)		(533,531)		120,029		(35,553)		(3,284,480)
Net amounts	Ps.	2,146,232	Ps.	1,009,550	Ps.	(67,706)	Ps.	6,144	Ps.	3,094,220

	Balance as of January 1, 2022		Additions		Disposals		Currency translation effect		Balance as of December 31, 2022
Investment:
Machinery and equipment	Ps.	4,288,366	Ps.	1,015,511	Ps.	(45,232)	Ps.	(68,772)	Ps.	5,189,873
Office furniture and equipment		374,645		54,093		(8,024)		(4,202)		416,512
Computer equipment		1,426,741		391,251		(83,642)		(12,175)		1,722,175
Transportation equipment		112,960		33,852		(4,104)		(2,185)		140,523
Communication equipment		58,205		4,250		(470)		(3)		61,982
Improvements on leased assets		117,783		71,717		(4,499)		—		185,001
Total investment		6,378,700		1,570,674		(145,971)		(87,337)		7,716,066
Accumulated depreciation:
Machinery and equipment		(2,053,783)		(357,057)		40,760		39,674		(2,330,406)
Office furniture and equipment		(194,595)		(32,218)		5,091		2,526		(219,196)
Computer equipment		(909,756)		(217,491)		49,286		10,354		(1,067,607)
Transportation equipment		(74,341)		(22,223)		1,459		1,342		(93,763)
Communication equipment		(21,306)		(4,883)		363		—		(25,826)
Improvements on leased assets		(30,699)		(22,449)		2,138		—		(51,010)
Total accumulated depreciation		(3,284,480)		(656,321)		99,097		53,896		(3,787,808)
Net amounts	Ps.	3,094,220	Ps.	914,353	Ps.	(46,874)	Ps.	(33,441)	Ps.	3,928,258

	Balance as of January 1, 2023		Additions		Disposals		Currency translation effect		Balance as of December 31, 2023
Investment:
Machinery and equipment	Ps.	5,189,873	Ps.	766,872	Ps.	(41,829)	Ps.	(138,775)	Ps.	5,776,141
Office furniture and equipment		416,512		71,385		(8,371)		(7,325)		472,201
Computer equipment		1,722,175		359,100		(27,855)		(32,568)		2,020,852
Transportation equipment		140,523		41,840		(7,943)		(3,920)		170,500
Communication equipment		61,982		254		(1,183)		(8)		61,045
Property and improvements on leased assets		185,001		378,284		—		—		563,285
Total investment		7,716,066		1,617,735		(87,181)		(182,596)		9,064,024
Accumulated depreciation:
Machinery and equipment		(2,330,406)		(454,682)		41,829		43,869		(2,699,390)
Office furniture and equipment		(219,196)		(39,489)		7,339		2,618		(248,728)
Computer equipment		(1,067,607)		(319,495)		27,855		17,372		(1,341,875)
Transportation equipment		(93,763)		(25,681)		5,784		1,942		(111,718)
Communication equipment		(25,826)		(5,172)		988		—		(30,010)
Property and improvements on leased assets		(51,010)		(29,010)		—		—		(80,020)
Total accumulated depreciation		(3,787,808)		(873,529)		83,795		65,801		(4,511,741)
Net amounts	Ps.	3,928,258	Ps.	744,206	Ps.	(3,386)	Ps.	(116,795)	Ps.	4,552,283

As of December 31, 2021, 2022 and 2023, the net balances of machinery, equipment and improvements on leased assets are:

	December 31, 2021		December 31, 2022		December 31, 2023
Net amounts:
Machinery and equipment	Ps.	2,234,583	Ps.	2,859,467	Ps.	3,076,751
Office furniture and equipment		180,050		197,316		223,473
Computer equipment		516,985		654,568		678,977
Transportation equipment		38,619		46,760		58,782
Communication equipment		36,899		36,156		31,035
Property and improvements on leased assets		87,084		133,991		483,265
Total amounts	Ps.	3,094,220	Ps.	3,928,258	Ps.	4,552,283

On September 27, 2023, the Company through of its subsidiary ADP, carried out a transaction for the acquisition of 100% of the shares of the mexican company Inmuebles Especializados Matrix, S.A. de C.V. (IEM), which is dedicated to the sublease of cargo operation areas, hangars and operational areas of the Tijuana Airport polygon. Derived from the acquisition, investments were recognized in the category of Machinery, equipment and improvements on leased assets for Ps.326,801 through the business combination.

As of December 31, 2023, the Company has several buildings under operating leases for office use. In Note 14.b and 31, the costs and obligations under these leases are disclosed.